Pension and Severance Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Foreign Plans	Dec. 31, 2011 Foreign Plans	Dec. 31, 2012 Domestic Plans	Dec. 31, 2011 Domestic Plans	Dec. 31, 2012 Domestic Plans Equity securities	Dec. 31, 2012 Domestic Plans Fixed income securities
Defined Benefit Plan and Severance
Short-term portion of the unfunded status		$ 5	$ 9
Accumulated benefit obligation		45	46	27	27
Prior service costs and actuarial loss included in Accumulated Other Comprehensive Income and expected to be included in net periodic pension cost during the next twelve months	1
Target allocation						75.00%	25.00%
Expected employer contributions		$ 7		$ 1